Label	Element	Value
Vest 2 Year Interest Rate Hedge ETF | First American Treasury Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	69.80%
Vest 2 Year Interest Rate Hedge ETF | 2-Year Interest Rate Swap, Expiration: 06/30/ 2025; Exercise Rate: 2.62% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.00%
Vest 2 Year Interest Rate Hedge ETF | 2-Year Interest Rate Swap, Expiration: 06/30/ 2025; Exercise Rate: 4.01% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Vest 2 Year Interest Rate Hedge ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%